Shareholders' Equity - Summary of Treasury Shares (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of revaluation reserve [Line Items]
Number of shares	80,996,000	66,105,000	44,532,000
Total amount	€ 325	€ 190	€ 269
Common shares [member]
Disclosure of revaluation reserve [Line Items]
Number of shares	2,095,648,000	2,074,549,000	2,147,037,000
Common shares [member] | Aegon N V [member]
Disclosure of revaluation reserve [Line Items]
Number of shares	64,488,000	47,473,000	42,998,000
Total amount	€ 314	€ 178	€ 257
Common shares [member] | Subsidiaries [member]
Disclosure of revaluation reserve [Line Items]
Number of shares	1,162,000	1,307,000	1,534,000
Total amount	€ 9	€ 10	€ 12
Common shares B [member]
Disclosure of revaluation reserve [Line Items]
Number of shares	15,346,000	17,325,000
Total amount	€ 2	€ 2
Common shares B [member] | Aegon N V [member]
Disclosure of revaluation reserve [Line Items]
Number of shares	15,345,680	17,324,960